ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movement in accumulated other comprehensive income
Balance at beginning of year		¥ (500,907)	¥ (142,521)	¥ 721,686
Amounts reclassified from accumulated other comprehensive income			3,290	(3,552)
Balance at end of year	$ (78,537)	(539,978)	(500,907)	(142,521)
Foreign currency translation
Movement in accumulated other comprehensive income
Balance at beginning of year		2,559	(189)
Other comprehensive (loss)/income before reclassification		(1,037)	2,748
Amounts reclassified from accumulated other comprehensive income		0
Balance at end of year	221	1,522	2,559	(189)
Unrealized holding gain on available-for-sale investments
Movement in accumulated other comprehensive income
Balance at beginning of year			905
Other comprehensive (loss)/income before reclassification			(4,195)
Amounts reclassified from accumulated other comprehensive income		0	3,290
Balance at end of year				905
Accumulated other comprehensive income
Movement in accumulated other comprehensive income
Balance at beginning of year		2,559	716	3,902
Other comprehensive (loss)/income before reclassification		(1,037)	(1,447)
Amounts reclassified from accumulated other comprehensive income		0	3,290	(3,552)
Balance at end of year	$ 221	¥ 1,522	¥ 2,559	¥ 716